UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     September 30, 2006
                                                   ------------------

Check here if Amendment [  ]; Amendment Number:
                                                   ------------------

     This Amendment (check only one):     [  ] is a restatement
                                          [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           New Generation Advisers, Inc.
                ------------------------------------------------------------
Address:        225 Friend Street
                ------------------------------------------------------------
                Suite 801
                ------------------------------------------------------------
                Boston, MA 02114
                ------------------------------------------------------------

Form 13F File Number:      28-10779
                           --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           George Putnam, III
                -----------------------------------------------------------
Title:          President
                -----------------------------------------------------------
Phone:          617.573.9550
                -----------------------------------------------------------

Signature, Place and Date of Signing:


   /s/ George Putnam, III          Boston, MA          November 6, 2006
----------------------------    ----------------    ----------------------
       [Signature]               [City, State]              [Date]

Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                 0
                                             ------------
Form 13F Information Table Entry Total:           54
                                             ------------
Form 13F Information Table Value Total:         152,178
                                             ------------
                                              (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

New Generation Advisers, Inc. September 30, 2006



                                Title                                                              Column 8    Column 8   Column 8
                                 of                   Value                Investment    Other      Voting      Voting     Voting
Name of Issuer                  Class      CUSIP     ($1,000)    Shares    Discretion   Managers     Sole       Shared      None
--------------                  -----      -----     --------    ------    ----------   --------   --------    --------   --------

Ace Aviation Holdings          Class A   G0070K103    8,663      280,204      Sole        None      280,204
Acme Communications            Common    004631107    1,090      207,601      Sole        None      207,601
AK Steel Holding               Common    001547108    1,214      100,000      Sole        None      100,000
Alcatel                        ADR       013904305    2,290      188,000      Sole        None      188,000
AMR Corporation                Common    001765106    2,665      115,180      Sole        None      115,180
Blockbuster                    Common    093679108    3,840    1,000,000      Sole        None    1,000,000
Broadwing                      Common    11161E101    2,864      226,960      Sole        None      226,960
Brocade Communication          Common    111621108    4,238      600,260      Sole        None      600,260
CIENA                          Common    171779101    2,710       99,461      Sole        None       99,461
Continental Airlines           Class B   210795308    2,962      104,625      Sole        None      104,625
Covad Communications           Common    222814204    1,043      700,100      Sole        None      700,100
Cypress Semiconductor          Common    232806109    3,259      183,400      Sole        None      183,400
DDI                            Common    233162304    4,444      574,155      Sole        None      574,155
Electroglas                    Common    285324109    2,705      987,389      Sole        None      987,389
Exide                          Common    302051206    2,316      620,973      Sole        None      620,973
Finisar                        Common    31787A101    5,899    1,625,000      Sole        None    1,625,000
Ford Motor Co.                 Option    345370900    3,894       17,500      Sole        None       17,500
Gateway                        Common    367626108    3,591    1,900,000      Sole        None    1,900,000
Global Industries              Common    379336100    1,556      100,000      Sole        None      100,000
Goodyear Tire & Rubber         Common    382550101    4,666      321,780      Sole        None      321,780
Grey Wolf                      Common    397888108    2,421      362,415      Sole        None      362,415
Harmonic                       Common    413160102    3,312      450,000      Sole        None      450,000
Hayes Lemmerz                  Common    420781304    2,662    1,199,000      Sole        None    1,199,000
Horizon Offshore               Common    44043J105    2,033      118,900      Sole        None      118,900
iBasis                         Common    450732201    3,391      409,074      Sole        None      409,074
Input/Output                   Common    457652105    3,383      340,670      Sole        None      340,670
International Coal Group       Common    45928H106    2,904      764,707      Sole        None      764,707
ION common                     Common    704231109    2,528    3,120,900      Sole        None    3,120,900
JDS Uniphase                   Common    46612J101    2,821    1,288,250      Sole        None    1,288,250
Key Energy                     Common    492914106    3,095      227,550      Sole        None      227,550
Kulicke and Soffa              Common    501242101    1,749      197,800      Sole        None      197,800
Ladish Co., Inc.               Common    505754200    2,023       70,048      Sole        None       70,048
Loral                          Common    543881106    2,819      107,112      Sole        None      107,112
Lucent Technologies            Common    549463107    1,916      819,000      Sole        None      819,000
MAIR Holding                   Common    560635104      341       59,782      Sole        None       59,782



                                Title                                                              Column 8    Column 8   Column 8
                                 of                   Value                Investment    Other      Voting      Voting     Voting
Name of Issuer                  Class      CUSIP     ($1,000)    Shares    Discretion   Managers     Sole       Shared      None
--------------                  -----      -----     --------    ------    ----------   --------   --------    --------   --------

Newpark Resources              Common    651718504    2,705      507,480      Sole        None      507,480
Nortel Networks                Common    656568102    2,880    1,252,200      Sole        None    1,252,200
Parker Drilling                Common    701081101    1,755      247,900      Sole        None      247,900
Petroleum Geo-Services ASA     ADR       716599105    1,743       35,650      Sole        None       35,650
Portland General               Common    736508847    3,536      144,869      Sole        None      144,869
Primedia                       Common    74157K101    3,224    2,120,995      Sole        None    2,120,995
Revlon class A                 Common    761525500    2,390    2,115,400      Sole        None    2,115,400
Rite Aid                       Common    767754104    3,054      672,710      Sole        None      672,710
Seracare                       Common    817470100       68       11,700      Sole        None       11,700
Six Flags                      Common    83001P109      224       42,750      Sole        None       42,750
Tellabs                        Common    879664100    3,567      325,500      Sole        None      325,500
U.S. Airways Group             Common    90341W908    2,692       60,722      Sole        None       60,722
UAL                            Common    902549807    2,521       94,863      Sole        None       94,863
USA Mobility                   Common    90341G103    2,284      100,000      Sole        None      100,000
Visteon                        Common    92839U107    4,132      507,000      Sole        None      507,000
Vitesse Semiconductor          Common    928497106    1,789    1,807,530      Sole        None    1,807,530
W.R. Grace                     Common    38388F108    6,316      476,300      Sole        None      476,300
Zhone Technologies             Common    98950P108    2,022    1,889,935      Sole        None    1,889,935
Zilog Inc.                     Common    989524301    1,967      538,933      Sole        None      538,933

